Derivative Financial Instruments (Details) - Schedule of warrant derivative valuations - $ / shares	9 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Schedule of Warrant Derivative Valuations [Abstract]
Common stock price (in Dollars per share)	$ 0.3	$ 0.12
Expected volatility	100.00%	98.00%
Expected term (years)	6 years 18 days	5 years 6 months
Risk free rate	3.50%	4.00%
Expected dividend yield	0.00%	0.00%